CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 38,869	$ 27,758
Time deposits	93	1,430
Prepaid expenses and other current assets	21,435	10,906
Total current assets	60,397	40,094
Non-current assets:
Property and equipment, net	1,998	363
Intangible assets, net	68	80
Right-of-use assets	3,211	2,888
Deferred tax assets	77	57
Other non-current assets	341	460
Total non-current assets	5,695	3,848
Total assets	66,092	43,942
Current liabilities:
Advances from students	76,569	45,064
Accrued expenses and other current liabilities	12,464	6,644
Lease liabilities	1,764	1,242
Taxes payable	1,226	1,100
Amount due to related parties	3,333	2,853
Total current liabilities	95,356	56,903
Non-current liabilities:
Lease liabilities	1,177	1,441
Deferred tax liabilities	452
Other non-current liabilities	360	310
Total non-current liabilities	1,989	1,751
Total liabilities	97,345	58,654
Commitments and contingencies
Shareholders' deficit:
Additional paid-in capital	340,949	339,249
Surplus reserves	1	1
Accumulated other comprehensive loss	(1,939)	(685)
Accumulated deficit	(370,404)	(353,600)
Total COE's shareholders' deficit	(31,357)	(15,000)
Noncontrolling interests	104	288
Total shareholders' deficit	(31,253)	(14,712)
Total liabilities and shareholders' deficit	66,092	43,942
Class A ordinary shares
Shareholders' deficit:
Ordinary shares	26	25
Class B ordinary shares
Shareholders' deficit:
Ordinary shares	$ 10	$ 10